UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21511

Lazard Global Total Return and Income Fund, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2011

Item 1.	Schedule of Investments.

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments
March 31, 2011 (unaudited)

Description	Shares	Value

Common Stocks — 91.2%

Australia — 2.2%
BHP Billiton, Ltd. Sponsored ADR	38,500	$3,691,380

Finland — 1.1%
Sampo Oyj A Shares ADR	109,500	1,746,525

France — 6.5%
GDF Suez Sponsored ADR	75,981	3,115,221
Sanofi-Aventis SA ADR	105,200	3,705,144
Total SA Sponsored ADR	64,000	3,902,080

Total France		10,722,445

Germany — 2.2%
SAP AG Sponsored ADR	59,300	3,638,648

Ireland — 1.4%
CRH PLC Sponsored ADR	98,300	2,282,526

Italy — 1.1%
Eni SpA Sponsored ADR	36,350	1,785,876

Japan — 5.3%
Canon, Inc. Sponsored ADR	44,700	1,937,745
Hoya Corp. Sponsored ADR (c)	73,500	1,672,125
Mitsubishi UFJ Financial Group,
Inc. ADR	528,000	2,428,800
Nomura Holdings, Inc. ADR (c)	332,600	1,729,520
Sumitomo Mitsui Financial Group,
Inc. Sponsored ADR	160,600	1,003,750

Total Japan		8,771,940

Singapore — 3.2%
Singapore Telecommunications,
Ltd. ADR (c)	217,400	5,241,514

Spain — 1.6%
Banco Santander SA Sponsored
ADR	220,693	2,586,522

Switzerland — 7.4%
Novartis AG ADR	78,900	4,288,215
Roche Holding AG Sponsored
ADR	92,400	3,321,780
UBS AG (a)	107,587	1,941,945
Zurich Financial Services AG ADR	92,500	2,597,400

Total Switzerland		12,149,340

United Kingdom — 13.4%
BP PLC Sponsored ADR (c)	97,973	4,324,528
British American Tobacco PLC
Sponsored ADR	37,700	3,053,323
GlaxoSmithKline PLC Sponsored
ADR (c)	80,200	3,080,482
HSBC Holdings PLC Sponsored
ADR (c)	112,275	5,815,845
Unilever PLC Sponsored ADR	99,100	3,034,442
WM Morrison Supermarkets PLC
ADR	120,300	2,664,645

Total United Kingdom		21,973,265

United States — 45.8%
Cisco Systems, Inc. (c)	220,400	3,779,860
Comcast Corp., Class A	160,900	3,736,098
ConocoPhillips	32,900	2,627,394
Emerson Electric Co.	67,600	3,949,868
Halliburton Co.	89,900	4,480,616
Honeywell International, Inc. (c)	64,700	3,863,237
Intel Corp.	155,400	3,134,418
International Business Machines
Corp. (c)	38,800	6,327,116
Johnson & Johnson (c)	104,300	6,179,775
Merck & Co., Inc.	75,300	2,485,653

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2011 (unaudited)

Description	Shares	Value

Microsoft Corp. (c)	226,600	$5,746,576
Oracle Corp.	184,300	6,150,091
PepsiCo, Inc.	41,100	2,647,251
Pfizer, Inc. (c)	87,566	1,778,466
The Bank of New York Mellon
Corp. (c)	103,600	3,094,532
The Home Depot, Inc. (c)	165,500	6,133,430
United Technologies Corp.	68,900	5,832,385
Wal-Mart Stores, Inc.	62,800	3,268,740

Total United States		75,215,506

Total Common Stocks
(Identified cost $151,669,026)		149,805,487

Description	Principal Amount (000) (d)	Value

Foreign Government Obligations — 13.4%

Brazil — 3.8%
Brazil NTN-F:
10.00%, 01/01/12	4,500	$2,781,817
10.00%, 01/01/13	5,795	3,489,260

Total Brazil		6,271,077

Colombia — 0.1%
Republic of Colombia,
12.00%, 10/22/15	305,000	207,886

Ghana — 0.6%
Ghana Government Bonds:
16.00%, 05/02/11	460	305,458
13.67%, 06/11/12	790	528,009
15.00%, 12/10/12	320	218,030

Total Ghana		1,051,497

Israel — 0.9%
Israel Consumer Price Index-
Linked Bond,
3.00%, 10/31/19	4,869	1,550,973

Mexico — 3.1%
Mexican Bonos:
9.00%, 12/20/12	9,530	847,123
8.00%, 12/17/15	20,500	1,797,862
7.75%, 12/14/17	7,000	607,460
Mexican Cetes,
0.00%, 04/07/11	67,900	570,375
Mexican Udibonos:
4.50%, 12/18/14	1,520	622,928
5.00%, 06/16/16	1,480	624,080

Total Mexico		5,069,828

Poland — 1.0%
Poland Government Bonds:
5.75%, 04/25/14	4,062	1,446,516
3.00%, 08/24/16	420	150,531

Total Poland		1,597,047

Romania — 1.2%
Romania Treasury Bills:
0.00%, 04/20/11	1,200	411,166
0.00%, 08/17/11	4,520	1,516,093

Total Romania		1,927,259

South Africa — 1.6%
Republic of South Africa:
13.50%, 09/15/15	4,417	789,536
8.25%, 09/15/17	7,817	1,143,499
8.00%, 12/21/18	2,462	350,612

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2011 (unaudited)

Description	Principal Amount (000) (d)	Value

7.25%, 01/15/20	2,290	$309,161

Total South Africa		2,592,808

Turkey — 1.1%
Turkey Government Bonds:
0.00%, 08/08/12	1,497	862,386
0.00%, 11/07/12	1,515	854,896

Total Turkey		1,717,282

Total Foreign Government
Obligations
(Identified cost $20,227,508)		21,985,657

Description	Shares	Value

Short-Term Investment — 0.1%

State Street Institutional Treasury
Money Market Fund
(Identified cost $227,694)	227,694	$227,694

Total Investments — 104.7%
(Identified cost $172,124,228) (b)		$172,018,838

Liabilities in Excess of Cash and
Other Assets — (4.7)%		(7,762,427)

Net Assets — 100.0%		$164,256,411

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2011 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2011:

				U.S. $ Cost	U.S. $
Forward Currency		Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Counterparty	Date	Currency	Date	Value	Appreciation	Depreciation

ARS	UBS	04/08/11	1,719,601	$423,000	$423,864	$864	$-
ARS	CIT	04/11/11	3,570,006	874,787	879,568	4,781	-
ARS	JPM	04/11/11	2,264,198	554,000	557,847	3,847	-
ARS	UBS	05/09/11	1,732,079	423,000	424,812	1,812	-
ARS	UBS	05/18/11	2,714,184	658,000	664,429	6,429	-
ARS	BNP	05/23/11	3,528,875	862,595	862,961	366	-
ARS	UBS	05/23/11	389,329	95,000	95,208	208	-
ARS	CIT	05/31/11	2,101,761	513,000	513,111	111	-
ARS	UBS	06/09/11	1,744,854	423,000	425,176	2,176	-
BRL	BRC	04/04/11	955,951	586,941	585,521	-	1,420
BRL	HSB	04/04/11	6,732,558	4,060,650	4,123,699	63,049	-
BRL	HSB	05/02/11	1,198,269	715,000	730,039	15,039	-
CLP	BRC	04/14/11	226,765,000	475,000	474,255	-	745
CLP	BNP	04/18/11	189,930,000	390,000	397,052	7,052	-
CLP	HSB	04/19/11	208,835,100	423,000	436,528	13,528	-
CLP	BNP	05/09/11	380,244,375	794,709	793,255	-	1,454
CLP	BNP	05/16/11	203,847,100	422,000	425,016	3,016	-
CLP	BNP	06/03/11	139,999,400	292,000	291,464	-	536
CLP	BNP	06/30/11	200,701,000	414,286	416,623	2,337	-
CLP	CSF	09/26/11	392,229,000	796,000	806,519	10,519	-
CNY	JPM	05/27/11	4,780,375	731,000	731,870	870	-
CNY	JPM	05/27/11	492,029	72,177	75,329	3,152	-
CNY	BRC	07/29/11	5,434,092	813,000	834,844	21,844	-
CNY	BRC	07/29/11	1,097,824	169,000	168,660	-	340
CNY	BRC	07/29/11	254,486	38,000	39,097	1,097	-
CNY	JPM	07/29/11	4,071,165	609,000	625,457	16,457	-
CNY	JPM	07/29/11	1,460,246	222,074	224,339	2,265	-
COP	HSB	04/25/11	727,350,000	390,000	389,520	-	480
COP	CIT	05/16/11	1,543,056,000	825,428	827,631	2,203	-
COP	HSB	05/24/11	726,570,000	390,000	389,852	-	148

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2011 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2011 (continued):

				U.S. $ Cost	U.S. $
Forward Currency		Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Counterparty	Date	Currency	Date	Value	Appreciation	Depreciation

CZK	CIT	04/15/11	15,503,616	$867,291	$895,406	$28,115	$-
CZK	CIT	04/15/11	5,552,998	317,166	320,711	3,545	-
CZK	BNP	04/26/11	22,053,150	1,227,292	1,273,558	46,266	-
EUR	BRC	04/04/11	505,051	671,407	715,758	44,351	-
EUR	BRC	04/04/11	432,841	569,400	613,422	44,022	-
EUR	BRC	04/04/11	94,807	127,000	134,361	7,361	-
EUR	CIT	04/04/11	246,642	347,827	349,541	1,714	-
EUR	BNP	04/26/11	600,000	827,371	849,972	22,601	-
EUR	BNP	04/29/11	628,000	884,978	889,588	4,610	-
EUR	CIT	04/29/11	306,000	431,537	433,462	1,925	-
EUR	JPM	06/14/11	248,708	343,230	351,986	8,756	-
EUR	BRC	07/05/11	613,138	869,046	867,338	-	1,708
GHS	CIT	04/08/11	122,000	79,660	80,573	913	-
GHS	SCB	04/11/11	411,650	271,949	271,607	-	342
GHS	CIT	04/14/11	122,000	79,417	80,419	1,002	-
GHS	CIT	04/26/11	1,155,000	756,385	758,420	2,035	-
GHS	SCB	04/29/11	437,000	285,621	286,677	1,056	-
GHS	JPM	05/10/11	291,653	185,000	190,749	5,749	-
GHS	SCB	05/16/11	1,000,000	646,538	652,970	6,432	-
GHS	CIT	06/21/11	117,000	74,808	75,619	811	-
GHS	BRC	07/05/11	246,480	158,000	158,644	644	-
GHS	JPM	07/05/11	269,004	174,000	173,142	-	858
GHS	BRC	10/11/11	237,330	109,369	148,438	39,069	-
IDR	BRC	04/18/11	7,496,940,000	814,000	859,041	45,041	-
ILS	BRC	04/04/11	2,690,879	774,131	773,186	-	945
ILS	BRC	04/04/11	428,434	118,000	123,104	5,104	-
INR	SCB	04/13/11	38,778,000	843,000	868,248	25,248	-
INR	SCB	04/15/11	18,207,540	403,000	407,517	4,517	-
INR	JPM	04/25/11	19,666,860	433,000	439,352	6,352	-
INR	BNP	05/31/11	42,264,610	902,608	937,926	35,318	-
INR	SCB	07/21/11	23,782,000	506,000	522,674	16,674	-

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2011 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2011 (continued):

				U.S. $ Cost	U.S. $
Forward Currency		Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Counterparty	Date	Currency	Date	Value	Appreciation	Depreciation

KES	CIT	04/05/11	41,313,000	$507,219	$498,046	$-	$9,173
KES	CIT	04/11/11	23,579,900	282,056	284,265	2,209	-
KES	SCB	04/28/11	20,161,590	237,000	243,052	6,052	-
KES	CIT	05/05/11	41,313,000	495,479	498,035	2,556	-
KRW	SCB	04/15/11	1,090,034,400	966,000	993,048	27,048	-
KRW	SCB	04/18/11	854,941,500	747,000	778,735	31,735	-
KRW	BRC	04/22/11	593,971,000	530,000	540,898	10,898	-
KRW	HSB	04/28/11	954,700,500	849,000	869,087	20,087	-
KRW	JPM	04/28/11	480,336,300	426,000	437,262	11,262	-
KRW	BRC	05/23/11	504,828,000	444,000	458,822	14,822	-
KRW	BRC	05/31/11	433,570,000	388,504	393,852	5,348	-
KRW	SCB	08/11/11	486,080,000	434,000	439,630	5,630	-
KZT	BRC	04/01/11	56,874,000	385,979	390,605	4,626	-
KZT	BRC	05/03/11	66,555,000	452,294	457,397	5,103	-
KZT	BRC	05/03/11	35,520,000	241,468	244,109	2,641	-
KZT	HSB	05/03/11	54,115,000	372,180	371,903	-	277
KZT	CIT	05/10/11	41,044,475	279,024	282,155	3,131	-
KZT	HSB	05/10/11	40,996,000	278,600	281,822	3,222	-
KZT	HSB	05/10/11	32,597,000	221,673	224,084	2,411	-
KZT	BRC	05/20/11	33,277,500	225,901	228,860	2,959	-
KZT	BRC	05/20/11	30,763,200	208,706	211,569	2,863	-
KZT	CIT	06/09/11	17,612,000	119,728	121,219	1,491	-
KZT	HSB	06/15/11	17,612,000	119,687	121,236	1,549	-
KZT	BRC	06/20/11	30,763,200	208,734	211,789	3,055	-
KZT	HSB	06/28/11	34,752,000	235,927	239,293	3,366	-
KZT	BRC	06/30/11	17,760,000	120,554	122,296	1,742	-
KZT	CIT	07/18/11	49,299,000	335,025	339,594	4,569	-
KZT	BRC	08/02/11	66,555,000	452,447	458,587	6,140	-
KZT	BRC	08/10/11	26,490,000	180,155	182,552	2,397	-
MXN	CIT	04/13/11	4,400,172	360,000	369,623	9,623	-
MXN	JPM	04/13/11	6,773,399	557,000	568,978	11,978	-

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2011 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2011 (continued):

				U.S. $ Cost	U.S. $
Forward Currency		Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Counterparty	Date	Currency	Date	Value	Appreciation	Depreciation

MXN	JPM	04/13/11	1,644,570	$135,000	$138,147	$3,147	$-
MYR	BRC	04/04/11	2,804,145	919,000	925,842	6,842	-
MYR	BRC	05/09/11	1,250,771	413,000	412,002	-	998
MYR	JPM	05/09/11	7,393,147	2,435,000	2,435,294	294	-
MYR	BRC	05/31/11	2,296,360	748,000	755,233	7,233	-
MYR	BRC	06/03/11	1,251,927	413,000	411,649	-	1,351
MYR	BRC	07/05/11	2,599,740	858,000	853,017	-	4,983
PHP	BRC	04/04/11	25,519,200	588,000	588,000	-	-
PHP	SCB	04/04/11	11,259,170	257,000	259,428	2,428	-
PHP	BRC	04/28/11	19,835,980	458,000	456,482	-	1,518
PHP	BRC	04/28/11	17,898,475	402,665	411,894	9,229	-
PHP	BRC	05/19/11	42,180,000	980,019	969,823	-	10,196
PHP	BRC	05/27/11	58,158,620	1,352,212	1,336,801	-	15,411
PLN	CIT	04/04/11	986,076	343,443	347,259	3,816	-
PLN	BRC	04/18/11	2,021,001	702,126	710,863	8,737	-
PLN	BNP	04/29/11	6,174,077	2,122,369	2,169,610	47,241	-
RON	BRC	04/26/11	1,828,887	584,094	627,263	43,169	-
RSD	BRC	04/14/11	21,890,000	293,806	298,465	4,659	-
RSD	BRC	04/21/11	26,469,000	345,233	360,108	14,875	-
RSD	CIT	04/21/11	18,593,400	243,130	252,961	9,831	-
RSD	CIT	04/26/11	24,427,470	319,941	331,814	11,873	-
RSD	BRC	05/23/11	25,757,000	335,946	346,696	10,750	-
RSD	CIT	05/23/11	20,273,000	276,727	272,880	-	3,847
RSD	CIT	06/06/11	21,420,000	293,344	204,000	-	89,344
RSD	CIT	06/24/11	18,593,400	256,461	247,324	-	9,137
RSD	BRC	07/05/11	21,624,000	296,138	204,000	-	92,138
RSD	BRC	08/10/11	55,737,450	729,678	730,951	1,273	-
RSD	CIT	08/10/11	19,880,000	262,235	260,710	-	1,525
RUB	CIT	04/04/11	21,190,825	739,000	745,316	6,316	-
RUB	JPM	04/11/11	18,953,242	644,000	666,237	22,237	-
RUB	UBS	04/11/11	16,636,284	588,000	584,792	-	3,208

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2011 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2011 (continued):

				U.S. $ Cost	U.S. $
Forward Currency		Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Counterparty	Date	Currency	Date	Value	Appreciation	Depreciation

RUB	BRC	04/15/11	22,520,005	$787,000	$791,356	$4,356	$-
RUB	HSB	04/27/11	15,149,000	516,502	531,819	15,317	-
RUB	BRC	05/03/11	19,833,564	696,000	695,934	-	66
RUB	CIT	05/04/11	23,160,338	813,000	812,601	-	399
THB	JPM	04/07/11	12,507,050	410,000	413,463	3,463	-
THB	SCB	04/25/11	11,787,750	390,000	389,337	-	663
THB	SCB	05/09/11	12,511,150	410,000	412,937	2,937	-
THB	HSB	06/06/11	24,660,440	812,000	812,736	736	-
THB	JPM	06/24/11	11,806,275	390,000	388,663	-	1,337
TRY	BRC	04/07/11	797,181	490,000	515,777	25,777	-
TRY	BRC	04/22/11	676,128	422,000	436,367	14,367	-
TRY	JPM	04/25/11	339,752	211,000	219,164	8,164	-
TRY	JPM	04/29/11	2,429,427	1,501,500	1,566,111	64,611	-
TRY	JPM	05/31/11	2,441,439	1,501,500	1,565,146	63,646	-
UAH	ING	04/28/11	2,488,000	311,000	310,282	-	718
UAH	CIT	07/01/11	2,143,000	265,223	264,385	-	838
UAH	CIT	07/18/11	1,173,050	142,968	144,250	1,282	-
UAH	HSB	07/25/11	1,799,600	220,000	221,001	1,001	-
UAH	BRC	08/10/11	1,798,500	218,000	220,193	2,193	-
UAH	BRC	08/10/11	1,443,000	169,765	176,669	6,904	-
UAH	ING	08/16/11	1,849,000	224,211	226,118	1,907	-
UAH	ING	08/16/11	1,148,000	139,135	140,391	1,256	-
UAH	BRC	08/17/11	1,137,120	138,000	139,034	1,034	-
UAH	ING	08/18/11	1,386,810	168,296	169,531	1,235	-
UAH	CIT	08/22/11	1,752,818	212,979	214,111	1,132	-
UAH	ING	08/22/11	3,200,107	394,000	390,901	-	3,099
UAH	ING	08/25/11	1,625,830	199,000	198,486	-	514
UAH	CSF	08/31/11	1,568,640	192,000	191,286	-	714
UAH	ING	09/02/11	1,138,900	140,000	138,829	-	1,171
UAH	HSB	09/06/11	1,680,960	206,000	204,750	-	1,250
UAH	ING	09/07/11	2,117,000	248,930	257,813	8,883	-

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2011 (unaudited)

Forward Currency Purchase Contracts open at March 31, 2011 (concluded):

				U.S. $ Cost	U.S. $
Forward Currency		Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Purchase Contracts	Counterparty	Date	Currency	Date	Value	Appreciation	Depreciation

UAH	BRC	09/12/11	1,761,570	$207,000	$214,325	$7,325	$-
UGX	CIT	04/11/11	268,772,000	112,316	111,647	-	669
UGX	BRC	04/18/11	729,744,000	300,677	302,547	1,870	-
UGX	CIT	04/26/11	1,137,140,000	474,401	470,411	-	3,990
UGX	CIT	04/28/11	149,890,000	64,056	61,973	-	2,083
UGX	CIT	06/22/11	1,199,696,000	485,707	491,082	5,375	-
UGX	SCB	06/24/11	450,660,000	185,000	184,407	-	593
UGX	SCB	09/30/11	1,000,176,000	402,000	400,289	-	1,711
UGX	CIT	10/04/11	279,675,000	113,000	113,000	-	-
UYU	CIT	04/11/11	5,839,400	301,000	302,873	1,873	-
UYU	JPM	04/11/11	4,403,800	227,000	228,413	1,413	-
UYU	CIT	04/19/11	4,740,750	245,000	245,890	890	-
UYU	CIT	04/25/11	4,678,470	241,781	242,659	878	-
UYU	JPM	05/09/11	5,875,520	301,000	303,174	2,174	-
UYU	CIT	05/18/11	4,934,660	251,000	254,626	3,626	-
ZAR	JPM	09/14/11	706,636	102,000	101,996	-	4
ZMK	SCB	04/01/11	866,745,000	182,473	184,015	1,542	-
ZMK	BRC	04/07/11	747,006,000	157,264	158,544	1,280	-
ZMK	CIT	04/07/11	2,939,700,000	615,000	623,921	8,921	-
ZMK	BRC	04/14/11	3,223,470,000	683,518	683,909	391	-
ZMK	SCB	04/18/11	650,940,000	136,968	138,079	1,111	-
ZMK	SCB	05/03/11	706,507,500	150,000	149,716	-	284
ZMK	SCB	05/24/11	1,746,525,000	364,315	369,057	4,742	-

Total Forward Currency Purchase Contracts				$83,792,070	$84,810,213	$1,290,328	$272,185

Forward Currency Sale Contracts open at March 31, 2011:

				U.S. $ Cost	U.S. $
Forward Currency		Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Sale Contracts	Counterparty	Date	Currency	Date	Value	Appreciation	Depreciation

BRL	BRC	04/04/11	955,951	$585,521	$570,070	$-	$15,451
BRL	HSB	04/04/11	955,951	585,521	586,941	1,420	-
BRL	HSB	04/04/11	5,776,607	3,538,178	3,448,000	-	90,178

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2011 (unaudited)

Forward Currency Sale Contracts open at March 31, 2011 (continued):

				U.S. $ Cost	U.S. $
Forward Currency		Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Sale Contracts	Counterparty	Date	Currency	Date	Value	Appreciation	Depreciation

BRL	HSB	05/02/11	6,732,558	$4,101,775	$4,038,000	$-	$63,775
CNY	JPM	07/29/11	12,317,813	1,892,396	1,875,000	-	17,396
COP	HSB	05/16/11	136,178,983	73,041	73,038	-	3
COP	JPM	05/16/11	271,120,385	145,418	145,529	111	-
CZK	BNP	04/26/11	14,581,950	842,100	827,370	-	14,730
EUR	BRC	04/04/11	165,538	234,601	221,000	-	13,601
EUR	BRC	04/04/11	254,023	360,001	354,150	-	5,851
EUR	BRC	04/04/11	613,138	868,939	870,656	1,717	-
EUR	CIT	04/04/11	252,000	357,134	343,443	-	13,691
EUR	BRC	04/14/11	209,835	297,323	293,806	-	3,517
EUR	CIT	04/15/11	229,000	324,472	317,166	-	7,306
EUR	CIT	04/15/11	640,000	906,822	867,291	-	39,531
EUR	BRC	04/18/11	497,000	704,165	702,127	-	2,038
EUR	CIT	04/18/11	240,917	341,339	333,000	-	8,339
EUR	CIT	04/18/11	314,007	444,895	419,000	-	25,895
EUR	BRC	04/21/11	251,606	356,464	345,233	-	11,231
EUR	CIT	04/21/11	176,368	249,869	243,130	-	6,739
EUR	BNP	04/26/11	900,000	1,274,958	1,227,292	-	47,666
EUR	BRC	04/26/11	428,000	606,313	584,094	-	22,219
EUR	CIT	04/26/11	232,594	329,497	319,941	-	9,556
EUR	CAL	04/28/11	2,987,686	4,232,258	4,082,000	-	150,258
EUR	BNP	04/29/11	1,547,000	2,191,389	2,122,369	-	69,020
EUR	HSB	05/16/11	1,399,339	1,981,578	1,931,087	-	50,491
EUR	BRC	05/23/11	242,762	343,724	335,946	-	7,778
EUR	CIT	05/23/11	193,796	274,394	276,727	2,333	-
EUR	HSB	05/23/11	1,525,895	2,160,501	2,156,089	-	4,412
EUR	CIT	06/06/11	204,000	288,764	293,344	4,580	-
EUR	HSB	06/07/11	1,577,586	2,233,038	2,196,000	-	37,038
EUR	CIT	06/24/11	174,832	247,377	256,461	9,084	-
EUR	BRC	07/05/11	204,000	288,576	296,138	7,562	-
EUR	BRC	08/10/11	513,000	725,004	729,678	4,674	-

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2011 (unaudited)

Forward Currency Sale Contracts open at March 31, 2011 (concluded):

				U.S. $ Cost	U.S. $
Forward Currency		Expiration	Foreign	on Origination	Current	Unrealized	Unrealized
Sale Contracts	Counterparty	Date	Currency	Date	Value	Appreciation	Depreciation

EUR	CIT	08/10/11	183,226	$258,946	$262,234	$3,288	$-
ILS	BRC	04/04/11	3,119,314	896,290	877,000	-	19,290
ILS	BRC	05/04/11	2,565,350	736,207	737,000	793	-
JPY	BRC	04/21/11	76,150,854	915,577	939,130	23,553	-
JPY	SCB	04/21/11	74,265,205	892,905	905,001	12,096	-
JPY	CAL	05/10/11	11,904,354	143,143	144,998	1,855	-
JPY	JPM	05/31/11	5,352,965	64,375	67,000	2,625	-
JPY	JPM	05/31/11	39,707,415	477,526	486,000	8,474	-
KES	CIT	04/05/11	41,313,000	498,047	496,551	-	1,496
KRW	SCB	04/15/11	891,332,400	812,026	812,000	-	26
KZT	HSB	04/01/11	56,874,000	390,605	390,618	13	-
KZT	BRC	05/20/11	64,040,700	440,428	437,436	-	2,992
MXN	JPM	04/13/11	8,494,605	713,563	707,000	-	6,563
MXN	JPM	04/13/11	9,825,000	825,318	800,277	-	25,041
MYR	BRC	04/04/11	2,804,145	925,842	926,837	995	-
PHP	BRC	04/04/11	17,868,920	411,726	412,296	570	-
PHP	BRC	04/04/11	18,909,450	435,702	435,000	-	702
PHP	BRC	05/27/11	32,150,860	739,001	742,000	2,999	-
PLN	CIT	04/04/11	986,076	347,259	347,828	569	-
PLN	BNP	04/29/11	2,515,266	883,880	884,978	1,098	-
PLN	CIT	04/29/11	1,225,346	430,595	431,537	942	-
RUB	CIT	04/04/11	21,190,825	745,316	745,500	184	-
TRY	BRC	04/07/11	1,508,626	976,083	946,500	-	29,583
TRY	JPM	04/25/11	1,513,170	976,100	946,500	-	29,600
ZAR	CIT	06/07/11	7,385,784	1,081,715	1,059,000	-	22,715
ZAR	JPM	09/14/11	11,065,383	1,597,186	1,552,056	-	45,130
ZMK	SCB	04/01/11	866,745,000	184,013	184,414	401	-

Total Forward Currency Sale Contracts				$52,186,719	$51,357,807	91,936	920,848

Gross unrealized appreciation/depreciation on Forward Currency Purchase and Sale Contracts						$1,382,264	$1,193,033

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2011 (unaudited)

Currency Abbreviations:
ARS — Argentine Peso
BRL — Brazilian Real
CLP — Chilean Peso
CNY — Chinese Renminbi
COP — Colombian Peso
CZK — Czech Koruna
EUR — Euro
GHS — Ghanaian Cedi
IDR — Indonesian Rupiah
ILS — Israeli Shekel
INR — Indian Rupee
JPY — Japanese Yen
KES — Kenyan Shilling
KRW — South Korean Won
KZT — Kazakhstani Tenge
MXN — Mexican New Peso
MYR — Malaysian Ringgit
PHP — Philippine Peso
PLN — Polish Zloty
RON — New Romanian Leu
RSD — Serbian Dinar
RUB — Russian Ruble
THB — Thai Baht
TRY — New Turkish Lira
UAH — Ukranian Hryvnia
UGX — Ugandan Shilling
UYU — Uruguayan Peso
ZAR — South African Rand
ZMK — Zambian Kwacha

Counterparty Abbreviations:
BNP — BNP Paribas SA
BRC — Barclays Bank PLC
CAL — Calyon Bank
CIT — Citibank NA
CSF — Credit Suisse First Boston
HSB — HSBC Bank USA
ING — ING Bank NV
JPM — JPMorgan Chase Bank
SCB — Standard Chartered Bank
UBS — UBS AG

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2011 (unaudited)

(a)	Non-income producing security.
(b)

For federal income tax purposes, the aggregate cost was $172,124,228, aggregate gross unrealized appreciation was $22,124,594, aggregate gross unrealized depreciation was $22,229,984, and the net unrealized depreciation was $105,390.

(c)	Segregated security for forward currency contracts.
(d)	Principal amount denominated in respective country’s currency.

Security Abbreviations:
ADR — American Depositary Receipt
NTN-F — Brazil Sovereign “Nota do Tesouro Nacional” Series F

Portfolio holdings by industry (as percentage of net assets):

Alcohol & Tobacco	1.9%
Banking	7.2
Cable Television	2.3
Computer Software	9.5
Energy Integrated	7.7
Energy Services	2.7
Financial Services	4.1
Food & Beverages	3.5
Gas Utilities	1.9
Housing	1.4
Insurance	2.6
Manufacturing	8.3
Metals & Mining	2.2
Pharmaceutical & Biotechnology	15.1
Retail	7.3
Semiconductor & Components	4.1
Technology Hardware	6.2
Telecommunications	3.2
Subtotal	91.2
Foreign Government Obligations	13.4
Short-Term Investment	0.1
Total Investments	104.7%

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (continued)
March 31, 2011 (unaudited)

Valuation of Investments:

Market values for securities are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities listed on foreign exchanges that are not traded on the valuation date are valued at the last quoted bid price. Forward currency contracts are valued at the current cost of offsetting the contracts. Investments in money market funds are valued at the fund’s net asset value.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when the Fund’s net asset value is calculated, or when current market quotations otherwise are determined not to readily available or reliable (including restricted or other illiquid securities such as derivative instruments), such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors. The Valuation Committee of the Investment Manager may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered.

Fair Value Measurements:

Fair value is defined as the price that the Fund would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of accounting principles generally accepted in the United States of America also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

•	Level 1—unadjusted quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

Lazard Global Total Return and Income Fund, Inc.
Portfolio of Investments (concluded)
March 31, 2011 (unaudited)

The following table summarizes the valuation of the Fund’s investments by each fair value hierarchy level as of March 31, 2011:

	Unadjusted
	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for Identical	Observable	Unobservable
	Investments	Inputs	Inputs	Balance as of
Description	(Level 1)	(Level 2)	(Level 3)	March 31, 2011

Assets:
Common Stocks	$149,805,487	$—	$—	$149,805,487
Foreign Government Obligations	—	21,985,657	—	21,985,657
Short-Term Investment	—	227,694	—	227,694
Other Financial Instruments*
Forward Currency Contracts	—	1,382,264	—	1,382,264

Total	$149,805,487	$23,595,615	$—	$173,401,102

Liabilities:
Other Financial Instruments*
Forward Currency Contracts	$—	$(1,193,033)	$—	$(1,193,033)

* Other financial instruments are derivative instruments which are valued at the unrealized appreciation/depreciation.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value during the period ended March 31, 2011:

										Net Change in
										Unrealized
							Net	Net		Appreciation
	Balance as of			Change in			Transfers	Transfers		from Investments
	December 31,	Accrued	Realized	Unrealized			Into	Out of	Balance as of	Still Held at
Description	2010	Discounts	Loss	Appreciation	Purchases	Sales	Level 3	Level 3	March 31, 2011	March 31, 2011

Foreign
Government
Obligations	$899,155	$7,591	$(137,180)	$112,111	$-	$(657,354)	$-	$(224,323)	$-	$-

There were no significant transfers into or out of Levels 1, 2 and 3 during the period ended March 31, 2011.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Global Total Return and Income Fund, Inc.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll

Charles L. Carroll
Chief Executive Officer

Date:	May 31, 2011

By:	/s/ Stephen St. Clair

Stephen St. Clair
Chief Financial Officer

Date:	May 31, 2011